CONVERTIBLE NOTES AND WARRANTS - 2020 Notes (Details) - USD ($)	1 Months Ended
	Mar. 31, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Contractual term		5 years
Expected accrued interest		$ 312,000
Convertible Notes Warrants, Common Stock
Debt Instrument [Line Items]
Shares warrants may purchase			744,000	29,388
2020 Notes
Debt Instrument [Line Items]
Shares warrants may purchase		65,000
2020 Notes | Convertible Notes Warrants, Common Stock
Debt Instrument [Line Items]
Shares issued upon conversion	5,183
Warrants, exercise price of warrants (in dollars per share)	$ 49.75	$ 0